Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD
Accounts receivable, allowance for doubtful accounts	$ 4,382	4,360	385